FINANCING INCOME (EXPENSES), NET (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other Income, Nonoperating [Abstract]
Short-term interest expenses commissions and other		$ (1,923)	$ (1,367)	$ (895)
Gains (loss) in respect of marketable securities and other investments		(3,860)	(2,387)	4,375
Interest expenses in respect of long-term loans		(654)	(883)	(1,299)
Interest income in respect of deposits		995	538	302
Income (expenses) related to taxes positions		35	190	(501)
Exchange rate differences and others, net		(537)	(662)	(1,350)
Income (expenses) in respect of changes in Obligation to purchase non-controlling interests	[1]	0	(967)	848
Financing income, net		$ (5,944)	$ (5,538)	$ 1,480

[1]	See Note 1Y